Summary Of Significant Accounting Policies (Stock-Based Compensation) (Details) - $ / shares	12 Months Ended
	May. 31, 2015	May. 25, 2014	May. 26, 2013
Accounting Policies [Abstract]
Weighted-average fair value (dollars per share)	$ 10.59	$ 12.06	$ 12.22
Dividend yield (percentage)	4.50%	4.40%	4.00%
Expected volatility of stock (percentage)	37.30%	39.60%	39.70%
Risk-free interest rate (percentage)	2.10%	1.90%	0.80%
Expected option life (years)	6 years 6 months	6 years 4 months 24 days	6 years 6 months